Related Party Transactions - Summary of Key Management Personnel Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Related Party [Abstract]
Salaries, bonus, and short-term employment benefits	$ 6,047	$ 2,370
Share-based compensation	4,922	3,308
Total	$ 10,969	$ 5,678